Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss) after taxes	$ 840.3	$ (453.7)
Other comprehensive income (loss), net of taxes
Gain (loss) on foreign currency translation	(406.2)	458.5
Unrealized gain (loss) on net investment hedge (note 23)	60.0	(80.2)
Actuarial gain (loss) on pension plans and post-retirement benefit (PRB) plans (note 28)	12.0	(10.8)
Reclassification of actuarial gains and prior service credits on defined benefit (DB) and post-retirement benefit plans (PRB) to net income (note 28)	0.8	0.5
Curtailment of DB and PRB plan (note 28)	0.0	2.7
Adoption of ASU 2016-01	0.0	7.1
Other comprehensive income (loss) from equity investees	(0.7)	2.1
Total other comprehensive income (loss) (OCI), net of taxes (note 22)	(334.1)	379.9
Comprehensive income (loss) attributable to controlling interests and non-controlling interests, net of taxes	506.2	(73.8)
Comprehensive income (loss) attributable to:
Non-controlling interests	6.8	(18.6)
Controlling interests	$ 499.4	$ (55.2)